Allowance for doubtful accounts and credit losses (Tables)	12 Months Ended
Mar. 31, 2014
Allowance for Doubtful Accounts Relating to Trade Accounts and Notes Receivable

The net changes in the allowance for doubtful accounts relating to trade accounts and notes receivable for the years ended March 31, 2012, 2013 and 2014 are as follows:

	Yen in millions
	For the years ended March 31,
	2012	2013	2014
Allowance for doubtful accounts at beginning of year	44,047	44,097	46,144
Provision for doubtful accounts, net of reversal	5,843	1,745	3,405
Write-offs	(699)	(457)	(1,162)
Other	(5,094)	759	(869)

Allowance for doubtful accounts at end of year	44,097	46,144	47,518

Allowance for Credit Losses Relating to Finance Receivables and Vehicles and Equipment on Operating Leases

The net changes in the allowance for credit losses relating to finance receivables and vehicles and equipment on operating leases for the years ended March 31, 2012, 2013 and 2014 are as follows:

	Yen in millions
	For the years ended March 31,
	2012	2013	2014
Allowance for credit losses at beginning of year	167,615	140,363	147,049
Provision for credit losses, net of reversal	3,780	25,622	46,313
Charge-offs	(51,578)	(56,701)	(65,359)
Recoveries	16,415	14,690	16,662
Other	4,131	23,075	8,937

Allowance for credit losses at end of year	140,363	147,049	153,602

Net Changes in Allowance for Credit Losses above Relating to Retail Receivables Portfolio Segment, Finance Lease Receivables Portfolio Segment and Wholesale and Other Dealer Loan Receivables Portfolio Segment

The net changes in the allowance for credit losses above relating to retail receivables portfolio segment, finance lease receivables portfolio segment and wholesale and other dealer loan receivables portfolio segment for the years ended March 31, 2012, 2013 and 2014 are as follows:

	Yen in millions
	For the year ended March 31, 2012
	Retail	Finance leases	Wholesale and Other dealer loans
Allowance for credit losses at beginning of year	92,199	36,024	28,580
Provision for credit losses, net of reversal	13,569	(4,508)	(4,767)
Charge-offs	(44,742)	(2,499)	(305)
Recoveries	14,051	718	16
Other	2,276	902	714

Allowance for credit losses at end of year	77,353	30,637	24,238

	Yen in millions
	For the year ended March 31, 2013
	Retail	Finance leases	Wholesale and Other dealer loans
Allowance for credit losses at beginning of year	77,353	30,637	24,238
Provision for credit losses, net of reversal	29,079	(4,063)	(2,006)
Charge-offs	(48,528)	(2,775)	(110)
Recoveries	12,795	590	3
Other	13,159	4,539	4,118

Allowance for credit losses at end of year	83,858	28,928	26,243

	Yen in millions
	For the year ended March 31, 2014
	Retail	Finance leases	Wholesale and Other dealer loans
Allowance for credit losses at beginning of year	83,858	28,928	26,243
Provision for credit losses, net of reversal	42,055	1,847	(807)
Charge-offs	(55,733)	(2,554)	(626)
Recoveries	14,051	587	16
Other	5,208	1,777	1,532

Allowance for credit losses at end of year	89,439	30,585	26,358